Supplemental Items - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating expense [member]
Supplemental Information [line items]
Employee compensation costs	$ 14.2	$ 13.5
General and administrative expense [member]
Supplemental Information [line items]
Employee compensation costs	$ 20.8	$ 18.4